Financial instruments (Tables)	3 Months Ended
Nov. 30, 2024
Notes and other explanatory information [abstract]
Schedule of financial instruments

	November 30, 2024	August 31, 2024
Financial Assets
Measured at amortized cost
Amounts receivable	$2,307	$1,958
Measured at fair value through profit or loss
Cash	6,787	8,331

Financial Liabilities
Measured at amortized cost
Amounts payables and accrued liabilities	15,876	15,545
Measured at fair value through profit or loss
Derivative financial instrument liabilities	1,454	2,273